SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details)	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Measurement Input Volume Weighted Average Stock Price [Member]
Business Combination [Line Items]
Volume Weighted average stock price	$ 1.80
Derivative asset, measurement input		3.82
Measurement Input Simulation Period [Member]
Business Combination [Line Items]
Derivative asset, measurement input	9 months 21 days
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Derivative asset, measurement input	115.1	87.0
Measurement Input Credit Risk Adjusted Rate [Member]
Business Combination [Line Items]
Derivative asset, measurement input	18.6
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative asset, measurement input	3.7
Derivative asset, measurement input		4.2
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Derivative asset, measurement input		10.81
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Derivative asset, measurement input		1 year 11 months 1 day